Current Assets - Trade and Other Receivables, Net (Details) - Schedule of Current Assets - Trade and Other Receivables, Net	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Current Assets - Trade and Other Receivables, Net [Abstract]
Trade receivables	$ 971,220	$ 664,315	$ 203,737
Other receivables	457,989	313,263	624,614
Trade and other receivables, net	$ 1,429,209	$ 977,578	$ 828,351